Other Expense, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)

	Three Months Ended March 31,
	2015	2014
Exchange losses, net	$8.7	$0.1
Management fees and expenses	—	0.8
Other (income) expense	(4.8)	3.6

Total	$3.9	$4.5

	Successor			Predecessor
	Year Ended December 31,		Period from August 24, 2012 through December 31,	Period from January 1, 2013 through January 31,	Year Ended December 31,
	2014	2013	2012	2013	2012
Exchange losses, net	$81.2	$48.9	$—	$4.5	$17.7
Management fees and expenses	16.6	3.1	—	—	—
Other	17.2	(3.5)	—	0.5	(1.4)

Total	$115.0	$48.5	$—	$5.0	$16.3